Consolidated Statement of Cash Flows (Unaudited) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2014		Jun. 30, 2013
Cash flows from operating activities
Net income	$ 1,735		$ 1,821
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized investment gains	(17)	[1]	(177)	[1]
Depreciation and amortization	442		435
Deferred federal income tax expense	131		151
Amortization of deferred acquisition costs	1,915		1,898
Equity in income from other investments	(257)		(175)
Change in premiums receivable	(463)		(403)
Change in reinsurance recoverables	206		747
Change in deferred acquisition costs	(1,989)		(1,912)
Change in claims and claim adjustment expense reserves	(60)		(1,128)
Change in unearned premium reserves	235		345
Other operating activities	(550)		(350)
Net cash provided by operating activities	1,328		1,252
Cash flows from investing activities
Proceeds from maturities of fixed maturities	4,915		3,901
Proceeds from sales of investments, fixed maturities	785		572
Proceeds from sales of investments, equity securities	95		50
Proceeds from sales of investments, real estate investments	5
Proceeds from sales of investments, other investments	338		381
Purchases of investments, fixed maturities	(5,449)		(4,488)
Purchases of investments, equity securities	(40)		(40)
Purchases of investments, real estate investments	(36)		(59)
Purchases of investments, other investments	(226)		(209)
Net sales of short-term securities	60		81
Securities transactions in course of settlement	204		60
Acquisition, net of cash acquired	(12)
Other investing activities	(152)		(157)
Net cash provided by investing activities	487		92
Cash flows from financing activities
Payment of debt			(500)
Dividends paid to shareholders	(365)		(366)
Issuance of common stock - employee share options	122		139
Treasury stock acquired - share repurchase authorization	(1,525)		(600)
Treasury stock acquired - net employee share-based compensation	(55)		(59)
Excess tax benefits from share-based payment arrangements	24		29
Net cash used in financing activities	(1,799)		(1,357)
Effect of exchange rate changes on cash	1		(9)
Net increase (decrease) in cash	17		(22)
Cash at beginning of year	294		330
Cash at end of period	311		308
Supplemental disclosure of cash flow information
Income taxes paid	727		495
Interest paid	$ 183		$ 184

[1]	Total other-than-temporary impairment (OTTI) gains (losses) were $(1) million and $(1) million for the three months ended June 30, 2014 and 2013, respectively, and $(8) million and $(1) million for the six months ended June 30, 2014 and 2013, respectively. Of total OTTI, credit losses of $(1) million and $(2) million for the three months ended June 30, 2014 and 2013, respectively, and $(10) million and $(7) million for the six months ended June 30, 2014 and 2013, respectively, were recognized in net realized investment gains. In addition, unrealized gains from other changes in total OTTI of $0 million and $1 million for the three months ended June 30, 2014 and 2013, respectively, and $2 million and $6 million for the six months ended June 30, 2014 and 2013, respectively, were recognized in other comprehensive income (loss) as part of changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income.